Ordinary Shares (Details) $ in Thousands			1 Months Ended	12 Months Ended				24 Months Ended
	Apr. 13, 2016 USD ($) shares	Mar. 17, 2016 USD ($) shares	Oct. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) item shares
Ordinary shares, authorized				75,000,000	75,000,000
Each ADS as ordinary share		0.5		0.5
Issuance in relation to public offering | $	$ 8,900	$ 101,300	$ 301,300		$ 301,300	$ 110,160
Issuance costs paid | $				$ 739	$ 8,576	$ 12,906	$ 1,300	$ 14,200
Summary of ordinary shares transactions:
Balance as at January 1				66,447,000	60,706,000	56,533,000
Public offering	330,000	3,750,000	5,684,905		5,685,000	4,080,000
Share option exercises				211,000	56,000	93,000
As at December 31				66,658,000	66,447,000	60,706,000	56,533,000	60,706,000
Votes per ordinary share | item				1	1	1		1
ADS
Summary of ordinary shares transactions:
Public offering	660,000	7,500,000	11,369,810